PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Sensitivity to a Change of the Significant Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	$ 3,047	$ 3,040
100 basis points decrease in discount rate, effect on 2018 pre-tax pension expense	(50)
100 basis points decrease in discount rate, effect on defined benefit obligation	1,333
100 basis points increase in discount rate, effect on 2018 pre-tax pension expense	40
100 basis points increase in discount rate, effect on defined benefit obligation	(1,095)
100 basis points decrease in rate of compensation, effect on 2018 pre-tax pension expense	(14)
100 basis points decrease in rate of compensation, effect on defined benefit obligation	(180)
100 basis points increase in rate of compensation, effect on 2018 pre-tax pension expense	14
100 basis points increase in rate of compensation, effect on defined benefit obligation	177
1 year increase of the expected life of the beneficiaries, effect on 2018 pre-tax pension expense	12
1 year increase of the expected life of the beneficiaries, effect on defined benefit obligation	310
Other post-employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	4,140	4,801
100 basis points decrease in discount rate, effect on 2018 pre-tax pension expense	(3)
100 basis points decrease in discount rate, effect on defined benefit obligation	697
100 basis points increase in discount rate, effect on 2018 pre-tax pension expense	2
100 basis points increase in discount rate, effect on defined benefit obligation	(553)
100 basis points decrease in rate of compensation, effect on 2018 pre-tax pension expense	(31)
100 basis points decrease in rate of compensation, effect on defined benefit obligation	(469)
100 basis points increase in rate of compensation, effect on 2018 pre-tax pension expense	40
100 basis points increase in rate of compensation, effect on defined benefit obligation	575
1 year increase of the expected life of the beneficiaries, effect on 2018 pre-tax pension expense	8
1 year increase of the expected life of the beneficiaries, effect on defined benefit obligation	159
Present value of defined benefit obligation | Defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	10,835	10,054	$ 9,883
Present value of defined benefit obligation | Other post-employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	$ 4,686	$ 5,400	$ 6,251